Issuance of common units and Series A Preferred Units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross proceeds for units issued	$ 3,231	$ 14,340	$ 43,983
Less: Commissions	(57)	(246)	(761)
Net proceeds for units issued	3,174	14,094	43,222
8.75% Series A Preferred Units [Member]
Gross proceeds for units issued	3,231	13,298	39,360
Less: Commissions	(57)	(233)	(701)
Net proceeds for units issued	3,174	13,065	38,659
Common units [Member]
Gross proceeds for units issued	0	1,042	4,623
Less: Commissions	0	(13)	(60)
Net proceeds for units issued	$ 0	$ 1,029	$ 4,563